Mortgage Servicing Rights	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Transfers and Servicing [Abstract]
Mortgage Servicing Rights
D.	MORTGAGE SERVICING RIGHTS, NET

The following summarizes the activity of MSRs (in thousands):

	Three months ended September 30, 2020	Three months ended September 30, 2019	Nine months ended September 30, 2020	Nine months ended September 30, 2019
Balance, beginning of period	$924,260	$289,221	$731,353	$368,117
Additions	567,963	307,596	1,335,654	797,425
Amortization	(72,152)	(20,969)	(172,440)	(46,709)
Loans paid in full	(81,295)	(3,276)	(153,126)	(17,512)
Sales	(12,023)	(50,201)	(298,007)	(538,587)
Recovery (impairment)	84,519	(21,827)	(32,162)	(62,190)

Balance, end of period	$1,411,272	$500,544	$1,411,272	$500,544

The unpaid principal balance of mortgage loans serviced approximated $153.1 billion and $52.3 billion at September 30, 2020 and 2019, respectively. Conforming conventional loans serviced by the Company have previously been sold to Fannie Mae and Freddie Mac on a non-recourse basis, whereby foreclosure losses are generally the responsibility of Fannie Mae and Freddie Mac, and not the Company. Loans serviced for Ginnie Mae are insured by the FHA, guaranteed by the VA, or insured by other applicable government programs. While the above guarantees and insurance are the responsibility of those parties, the Company is still subject to potential losses related to its servicing of these loans. Those estimated losses are incorporated into the valuation of MSRs.

The key unobservable inputs used in determining the fair value of the Company’s MSRs were as follows at September 30, 2020 and December 31, 2019:

	At September 30, 2020	At December 31, 2019
Discount rates	9.01% – 14.52%	9.0% – 14.5%
Annual prepayment speeds	8.1% – 39.5%	8.2% – 30.8%
Cost of servicing	$90 – $151	$90 – $138

The Company views these unobservable inputs as the most critical in assessing the fair value of its MSRs, which had an estimated fair value of approximately $1.426 billion and $744 million at September 30, 2020 and December 31, 2019, respectively.

The hypothetical effect of an adverse change in these key assumptions would result in a decrease in fair values as follows at September 30, 2020 and December 31, 2019 (in thousands):

	At September 30, 2020	At December 31, 2019
Discount rate:
Effect on value—10% adverse change	$(47,034)	$(25,580)
Effect on value—20% adverse change	$(90,944)	$(49,397)
Prepayment speeds:
Effect on value—10% adverse change	$(70,924)	$(34,208)
Effect on value—20% adverse change	$(136,790)	$(65,745)
Cost of servicing:
Effect on value—10% adverse change	$(18,388)	$(8,880)
Effect on value—20% adverse change	$(36,776)	$(17,760)

These sensitivities are hypothetical and should be used with caution. As the table demonstrates, the Company’s methodology for estimating the fair value of MSRs is highly sensitive to changes in assumptions. For example, actual prepayment experience may differ and any difference may have a material effect on MSR fair value. Changes in fair value resulting from changes in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in this table, the effect of a variation in a particular assumption of the fair value of the MSRs is calculated without changing any other assumption; in reality, changes in one factor may be associated with changes in another (for example, decreases in market interest rates may indicate higher prepayments; however, this may be partially offset by lower prepayments due to other factors such as a borrower’s diminished opportunity to refinance), which may magnify or counteract the sensitivities. Thus, any measurement of MSR fair value is limited by the conditions existing and assumptions made as of a particular point in time. Those assumptions may not be appropriate if they are applied to a different point in time.

E.	MORTGAGE SERVICING RIGHTS, NET

The following summarizes the activity of MSRs for the years ended December 31 (in thousands):

	2019	2018
Balance, beginning of year	$368,117	$207,521
Additions	1,126,965	349,413
Amortization	(80,280)	(45,231)
Loans paid in full	(36,937)	(12,175)
Sales	(625,953)	(131,411)
Impairment adjustment	(20,559)	—

Balance, end of year	$731,353	$368,117

The unpaid principal balance of mortgage loans serviced approximated $72.6 billion and $43.0 billion at December 31, 2019 and 2018, respectively. Conforming conventional loans serviced by the Company have previously been sold to Fannie Mae and Freddie Mac on a non-recourse basis, whereby foreclosure losses are generally the responsibility of Fannie Mae and Freddie Mac, and not the Company. Loans serviced for Ginnie Mae are insured by the FHA, guaranteed by the VA, or insured by other applicable government programs. While the above guarantees and insurance are the responsibility of those parties, the Company is still subject to potential losses related to its servicing of these loans. Those estimated losses are incorporated into the valuation of MSRs.

The key unobservable inputs used in determining the fair value of the Company’s MSRs are as follows at December 31:

	2019	2018
Discount rates	9.0% - 14.5%	9.0% - 10.8%
Annual prepayment speeds	8.2% - 30.8%	8.6% - 24.7%
Cost of servicing	$90 - $138	$91 - $117

The Company views these unobservable inputs as the most critical in assessing the fair value of its MSRs, which had an estimated fair value of approximately $744 million and $431 million at December 31, 2019 and 2018, respectively.

The hypothetical effect of an adverse change in these key assumptions would result in a decrease in fair values as follows at December 31 (in thousands):

	2019	2018
Discount rate:
Effect on value - 10% adverse change	$(25,580)	$(15,328)
Effect on value - 20% adverse change	$(49,397)	$(29,598)
Prepayment speeds:
Effect on value - 10% adverse change	$(34,208)	$(19,975)
Effect on value - 20% adverse change	$(65,745)	$(38,287)
Cost of servicing:
Effect on value - 10% adverse change	$(8,880)	$(6,213)
Effect on value - 20% adverse change	$(17,760)	$(12,426)

These sensitivities are hypothetical and should be used with caution. As the table demonstrates, the Company’s methodology for estimating the fair value of MSRs is highly sensitive to changes in assumptions. For example, actual prepayment experience may differ and any difference may have a material effect on MSR fair value. Changes in fair value resulting from changes in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in this table, the effect of a variation in a particular assumption on the fair value of the MSRs is calculated without changing any other assumption; in reality, changes in one factor may be associated with changes in another (for example, decreases in market interest rates may indicate higher prepayments; however, this may be partially offset by lower prepayments due to other factors such as a borrower’s diminished opportunity to refinance), which may magnify or counteract the sensitivities. Thus, any measurement of MSR fair value is limited by the conditions existing and assumptions made as of a particular point in time. Those assumptions may not be appropriate if they are applied to a different point in time.

The following table summarizes the Company’s estimated future MSR amortization expense (in thousands) based upon the existing MSR asset. These estimates are based on existing asset balances, the current interest rate environment, and prepayment speeds as of December 31, 2019. The actual amortization expense the Company recognizes in any given period may be significantly different depending upon retention or sale activities, changes in interest rates, prepayment speeds, market conditions, or circumstances that indicate the carrying amount of an asset may not be recoverable.

Year Ending December 31,	Amounts
2020	$115,617
2021	99,369
2022	85,269
2023	73,042
2024	62,448
Thereafter	316,167

$751,912

E.	MORTGAGE SERVICING RIGHTS

The following summarizes the activity of MSRs for the years ended December 31 (in thousands):

	2018	2017
Balance, beginning of year	$207,521	$177,032
Additions	349,413	227,102
Amortization	(45,231)	(29,236)
Loans paid in full	(12,175)	(11,177)
Sales	(131,411)	(156,200)

Balance, end of year	$368,117	$207,521

The unpaid principal balance of mortgage loans serviced approximated $43.0 billion and $26.3 billion at December 31, 2018 and 2017, respectively. Conforming conventional loans serviced by the Company have previously been sold to Fannie Mae and Freddie Mac on a non-recourse basis, whereby foreclosure losses are generally the responsibility Fannie Mae and Freddie Mac, and not the Company. Loans serviced for Ginnie Mae are insured by the FHA, guaranteed by the VA, or insured by other applicable government programs. While the above guarantees and insurance are the responsibility of those parties, the Company is still subject to potential losses related to its servicing of these loans. Those estimated losses are incorporated into the valuation of MSRs.

The key assumptions used in determining the fair value of the Company’s MSRs are as follows at December 31:

	2018	2017
Discount rates	9.0% to 10.8%	9.0% to 10.7%
Annual prepayment speeds	8.2% to 24.7%	8.6% to 22.4%
Cost of servicing	$91 to $117	$91 to $112

The Company views these assumptions as the most critical in assessing the fair value of its MSRs, which had an estimated fair value of approximately $431 million and $269 million at December 31, 2018 and 2017, respectively.

The hypothetical effect of an adverse change in these key assumptions would result in a decrease in fair values as follows at December 31 (in thousands):

	2018	2017
Discount rate:
Effect on value—10% adverse change	$(15,328)	$(9,692)
Effect on value—20% adverse change	$(29,598)	$(18,715)
Prepayment speeds:
Effect on value—10% adverse change	$(19,975)	$(11,515)
Effect on value—20% adverse change	$(38,287)	$(22,153)
Cost of servicing:
Effect on value—10% adverse change	$(6,213)	$(4,080)
Effect on value—20% adverse change	$(12,426)	$(8,159)

These sensitivities are hypothetical and should be used with caution. As the table demonstrates, the Company’s methodology for estimating the fair value of MSRs is highly sensitive to changes in assumptions. For example, actual prepayment experience may differ and any difference may have a material effect on MSR fair value. Changes in fair value resulting from changes in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in this table, the effect of a variation in a particular assumption on the fair value of the MSRs is calculated without changing any other assumption; in reality, changes in one factor may be associated with changes in another (for example, decreases in market interest rates may indicate higher prepayments; however, this may be partially offset by lower prepayments due to other factors such as a borrower’s diminished opportunity to refinance), which may magnify or counteract the sensitivities. Thus, any measurement of MSR fair value is limited by the conditions existing and assumptions made as of a particular point in time. Those assumptions may not be appropriate if they are applied to a different point in time.

The following table summarizes the Company’s estimated future MSR amortization expense (in thousands) based upon the existing MSR asset. These estimates are based on existing asset balances, the current interest rate environment, and prepayment speeds as of December 31, 2018. The actual amortization expense the Company recognizes in any given period may be significantly different depending upon acquisition or sale activities, changes in interest rates, prepayment speeds, market conditions, or circumstances that indicate the carrying amount of an asset may not be recoverable.

Year Ending December 31,	Amounts
2019	$60,957
2020	52,023
2021	44,298
2022	37,625
2023	31,866
Thereafter	141,348

$368,117